UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2010

Date of reporting period:	10/31/2009

Item 1.	Schedule of Investments

Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS
Beverages 2.7%
866,700	PepsiCo, Inc.	$52,478,685

Biotechnology 1.6%
599,500	Celgene Corp.(a)	30,604,475

Capital Markets 3.6%
417,801	Goldman Sachs Group, Inc. (The)	71,097,196

Chemicals 2.2%
1,825,000	Dow Chemical Co. (The)	42,851,000

Commercial Services & Supplies 2.6%
1,708,500	Waste Management, Inc.(b)	51,049,980

Communications Equipment 3.9%
1,779,000	Cisco Systems, Inc.(a)	40,650,150
865,000	QUALCOMM, Inc.	35,819,650

		76,469,800

Computers & Peripherals 5.0%
313,862	Apple, Inc.(a)	59,162,987
1,431,900	NetApp, Inc.(a)(b)	38,732,895

		97,895,882

Consumer Finance 2.5%
4,967,617	SLM Corp.(a)(b)	48,185,885

Diversified Consumer Services 4.5%
1,718,362	Career Education Corp.(a)(b)	35,810,664
2,919,200	H&R Block, Inc.	53,538,128

		89,348,792

Energy Equipment & Services 2.3%
721,900	Schlumberger Ltd.	44,902,180

Food & Staples Retailing 2.9%
2,491,900	Kroger Co. (The)(b)	57,637,647

Food Products 2.3%
2,121,200	ConAgra Foods, Inc.	44,545,200

Healthcare Equipment & Supplies 2.0%
269,400	Alcon, Inc.(b)	38,467,626

Healthcare Providers & Services 5.2%
892,000	Medco Health Solutions, Inc.(a)	50,059,040
1,108,700	WellPoint, Inc.(a)(b)	51,842,812

		101,901,852

Internet & Catalog Retail 3.3%
540,300	Amazon.com, Inc.(a)(b)	64,193,043

Internet Software & Services 7.1%
123,484	Baidu, Inc. (China), ADR(a)(b)	46,667,073
104,700	Google, Inc. (Class A Stock)(a)	56,131,764
2,001,200	IAC/InterActiveCorp(a)	37,902,728

		140,701,565

IT Services 2.3%
597,800	Visa, Inc. (Class A Stock)(b)	45,289,328

Metals & Mining 4.2%
4,486,100	Century Aluminum Co.(a)(b)	38,894,487
599,000	Freeport-McMoRan Copper & Gold, Inc.(b)	43,942,640

		82,837,127

Multi-Utilities 2.7%
1,018,500	Sempra Energy	52,401,825

Oil, Gas & Consumable Fuels 14.2%
782,300	Canadian Natural Resouces Ltd.(b)	50,591,341
558,300	Occidental Petroleum Corp.	42,363,804
1,222,300	Petroleo Brasileiro SA (Brazil), ADR	56,494,707
1,201,000	Southwestern Energy Co.(a)	52,339,580
811,100	Suncor Energy, Inc.	26,782,522
2,681,200	Williams Cos., Inc. (The)	50,540,620

		279,112,574

Pharmaceuticals 6.7%
914,000	Novartis AG, (Switzerland), ADR(b)	47,482,300
1,294,000	Sanofi-Aventis SA (France), ADR(b)	47,774,480
702,100	Teva Pharmaceutical Industries Ltd. (Israel), ADR	35,442,008

		130,698,788

Road & Rail 1.4%
510,300	Union Pacific Corp.	28,137,942

Software 8.1%
1,442,500	Adobe Systems, Inc.(a)(b)	47,515,950
2,567,300	CA, Inc.	53,707,916
3,354,500	Symantec Corp.(a)	58,972,110

		160,195,976

Wireless Telecommunication Services 2.4%
1,798,400	NII Holdings, Inc.(a)	48,430,912

	Total long-term investments (cost $1,538,482,075)	1,879,435,280

SHORT-TERM INVESTMENT 15.1%
Affiliated Money Market Mutual Fund
297,427,509	Dryden Core Investment Fund - Taxable Money Market Series (cost $297,427,509; includes $225,266,482 of cash collateral received for securities on loan)(c)(d)	297,427,509

	Total Investments 110.8% (cost $1,835,909,584)(e)	2,176,862,789

	Liabilities in excess of other assets (10.8%)	(213,025,657)

	Net Assets 100.0%	$1,963,837,132

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non–income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $210,954,506; cash collateral of $225,266,482 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,874,093,416	$320,054,702	$(17,285,329)	$302,769,373

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,879,435,280	$—	$—
Affiliated Money Market Mutual Fund	297,427,509	—	—

	2,176,862,789	—	—
Other Financial Instruments*		—	—

Total	$2,176,862,789	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009 and October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer
Date December 22, 2009

*	Print the name and title of each signing officer under his or her signature.